FAIR VALUE MEASUREMENT - Equity Securities (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
FAIR VALUE MEASUREMENT
Unrealized loss	$ (6,092)	¥ (42,410)
Level 1 | Listed equity securities
FAIR VALUE MEASUREMENT
Initial recognition		201,558
Unrealized loss		(42,410)
Balance at end of year		¥ 159,148